Commitments	12 Months Ended
Dec. 31, 2020
Commitments
Commitments

29.Commitments

At balance sheet date, there were no commitments signed for the acquisition of property, plant and equipment. In January 2021, the Company entered into a binding lease commitment related to the envisioned relocation to a newly built office in Zwijnaarde, Belgium. Included in the binding lease commitment is a rent free period for 6 months following the completion of the building. The total future cash outflows related to this lease are as follows:

(in thousands of €)	Less than 1 year	1-3 years	3-5 years	More than 5 years	Total contractual cash flows
Lease commitments not commenced	€—	€282	€3,382	€13,247	€16,912

In February 2019, and as amended in September 2020, the Company entered into a global collaboration and license agreement with Halozyme Therapeutics, Inc. Under the terms of the agreement, the Company will pay $12.5 million per target for future target nominations and potential future payments of up to $160.0 million per selected target subject to achievement of specified development, regulatory and sales-based milestones and up to $40.0 million subject to the achievement of additional, specified sales-based milestones.  This amount represents the maximum amount that would be paid if all milestones would be achieved but excludes variable royalty payments based on unit sales. In 2019, the Company exercised the option to nominate an additional target (triggering a $10.0 million development milestone payment) and initiated a Phase 1 clinical trial using Halozyme's proprietary ENHANZE® drug delivery technology (triggering a $5.0 million development milestone payment). In 2020, the Company initiated a Phase 3 clinical trial using Halozyme’s proprietary ENHANZE® drug delivery technology  (triggering a $15.0 million development milestone payment).

The Company’s manufacturing commitments with Lonza, its drug substance manufacturing contractor, relate to the ongoing execution of the biologic license application (BLA) services for efgartigimod and its manufacturing activities related to the potential future commercialisation. In December 2018, the Company signed its first commercial supply agreement with Lonza related to the reservation of commercial drug substance supply capacity for efgartigimod. In the aggregate, the Company has outstanding commitments for efgartigimod under the first commercial supply agreement of €114.0 million.